Share-based compensation - Share incentive plan, modification (Details) - CNY (¥) ¥ in Thousands	1 Months Ended			6 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2021	Apr. 30, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Vesting period of share-based awards	10 years	7 years
Granted					10,402,129	18,459,565	88,434,809
Share-based compensation expense				¥ 1,235,497	¥ 2,575,340	¥ 3,471,470	¥ 24,833,089
Number of original options affected by modification of award		1,020,551			4,695,544		1,020,551
Number of new options issued in connection with modification of award		688,826			3,217,476		688,826
Incremental costs on modification of terms of awards					¥ 149,104		¥ 5,678
Options
Share-based compensation
Incremental costs on modification of terms of awards	¥ 153,139
The 2017 Plan
Share-based compensation
Maximum aggregate number of ordinary shares which may be issued pursuant to all awards					195,127,549
Contractual term of share-based awards	P10Y				P7Y
Vesting period of share-based awards					4 years
Vesting percentage of of share-based awards, first anniversary of the vesting commencement date					15.00%
Vesting percentage of of share-based awards, second anniversary of the vesting commencement date					25.00%
Vesting percentage of of share-based awards, third anniversary of the vesting commencement date					25.00%
Vesting percentage of of share-based awards, fourth anniversary of the vesting commencement date					35.00%
The 2017 Plan | Directors and executive officers
Share-based compensation
Granted			66,711,066
The 2017 Plan | Certain senior management
Share-based compensation
Granted			63,501,066
Share-based compensation expense							¥ 19,572,000
The 2021 Plan
Share-based compensation
Maximum aggregate number of ordinary shares which may be issued pursuant to all awards					116,906,908
Contractual term of share-based awards	P10Y				P7Y
Vesting period of share-based awards					4 years
Vesting percentage of of share-based awards, first anniversary of the vesting commencement date					15.00%
Vesting percentage of of share-based awards, second anniversary of the vesting commencement date					25.00%
Vesting percentage of of share-based awards, third anniversary of the vesting commencement date					25.00%
Vesting percentage of of share-based awards, fourth anniversary of the vesting commencement date					35.00%